Share-Based Payments - Disclosure of Details of Breakdown of the Closing Balance SO (Detail)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	181,008	147,359	143,694
Exercisable	181,008	147,359	53,859
Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	2,133,100	1,160,000	861,000
Exercisable	755,650	85,000
Share Option [Member] | Exercise Price of Euro 7.57 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	471,000	471,000	471,000
Exercisable	471,000
Exercise price, outstanding	€ 7.57	€ 7.57	€ 7.57
Exercise price, Exercisable	€ 7.57
Share Option [Member] | Exercise Price of Euro 19.01 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	40,000	40,000	75,000
Exercisable	40,000	40,000
Exercise price, outstanding	€ 19.01	€ 19.01	€ 19.01
Exercise price, Exercisable	€ 19.01	€ 19.01
Share Option [Member] | Exercise Price of Euro 48.90 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	120,000	120,000	120,000
Exercisable	75,000	45,000
Exercise price, outstanding	€ 48.90	€ 48.90	€ 48.90
Exercise price, Exercisable	€ 48.90	€ 48.90
Share Option [Member] | Exercise Price of Euro 66.06 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	170,000	170,000	195,000
Exercisable	85,000
Exercise price, outstanding	€ 66.06	€ 66.06	€ 66.06
Exercise price, Exercisable	€ 66.06
Share Option [Member] | Exercise Price of Euro 65.68 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	75,000	75,000
Exercisable	18,750
Exercise price, outstanding	€ 65.68	€ 65.68
Exercise price, Exercisable	€ 65.68
Share Option [Member] | Exercise Price of Euro 62.82 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	33,000	33,000
Exercisable	8,250
Exercise price, outstanding	€ 62.82	€ 62.82
Exercise price, Exercisable	€ 62.82
Share Option [Member] | Exercise Price of Euro 59.04 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	22,000	22,000
Exercisable	5,500
Exercise price, outstanding	€ 59.04	€ 59.04
Exercise price, Exercisable	€ 59.04
Share Option [Member] | Exercise Price of Euro 53.96 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	101,300	110,000
Exercisable	24,425
Exercise price, outstanding	€ 53.96	€ 53.96
Exercise price, Exercisable	€ 53.96
Share Option [Member] | Exercise Price of Euro 62.24 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	10,000	10,000
Exercisable	2,500
Exercise price, outstanding	€ 62.24	€ 62.24
Exercise price, Exercisable	€ 62.24
Share Option [Member] | Exercise Price of Euro 62.80 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	9,300	9,300
Exercisable	2,325
Exercise price, outstanding	€ 62.80	€ 62.80
Exercise price, Exercisable	€ 62.80
Share Option [Member] | Exercise Price of Euro 64.39 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	9,300	16,500
Exercisable	2,325
Exercise price, outstanding	€ 64.39	€ 64.39
Exercise price, Exercisable	€ 64.39
Share Option [Member] | Exercise Price of Euro 68.33 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	8,300	8,300
Exercisable	2,075
Exercise price, outstanding	€ 68.33	€ 68.33
Exercise price, Exercisable	€ 68.33
Share Option [Member] | Exercise Price of Euro 69.75 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	72,900	74,960
Exercisable	18,225
Exercise price, outstanding	€ 69.75	€ 69.75
Exercise price, Exercisable	€ 69.75
Share Option [Member] | Exercise price of Euro 66.35 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	1,100
Exercisable	275
Exercise price, outstanding	€ 66.35
Exercise price, Exercisable	€ 66.35
Share Option [Member] | Exercise price of Euro 66.11 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	19,100
Exercise price, outstanding	€ 66.11
Share Option [Member] | Exercise price of Euro 66.25 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	7,200
Exercise price, outstanding	€ 66.25
Share Option [Member] | Exercise price of Euro 60.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	16,500
Exercise price, outstanding	€ 60.77
Share Option [Member] | Exercise price of Euro 59.05 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	118,500
Exercise price, outstanding	€ 59.05
Share Option [Member] | Exercise price of Euro 60.54 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	111,600
Exercise price, outstanding	€ 60.54
Share Option [Member] | Exercise price of Euro 71.61 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	30,900
Exercise price, outstanding	€ 71.61
Share Option [Member] | Exercise price of Euro 74.22 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	52,600
Exercise price, outstanding	€ 74.22
Share Option [Member] | Exercise price of Euro 39.00 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	625,200
Exercise price, outstanding	€ 39.00
Share Option [Member] | Exercise price of Euro 38.18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	8,300
Exercise price, outstanding	€ 38.18